Offerings	Mar. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	519,783
Proposed Maximum Offering Price per Unit	6.69
Maximum Aggregate Offering Price	$ 3,477,348.27
Fee Rate	0.01381%
Amount of Registration Fee	$ 480.23
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock ("Common Stock") that become issuable under the Registrant's 2020 Incentive Award Plan (the "2020 Plan") and the Registrant's 2020 Employee Stock Purchase Plan (the "ESPP") by reason of any stock dividend, stock split or similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock. (2) Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2020 Plan on January 1, 2026 pursuant to an "evergreen" provision contained in the 2020 Plan. Pursuant to such provision, the number of shares of Common Stock reserved for issuance pursuant to awards under such plan are increased on the first day of each year beginning in 2021 and ending in 2030 equal to the lesser of (A) 5% of the shares of common stock outstanding or, commencing January 1, 2025, issuable upon exercise of outstanding pre-funded warrants with an exercise price per share equal to one penny or less, in each case, on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of common stock as determined by the Registrant's Board; provided, that no more than 1,306,909 shares of stock may be issued upon the exercise of incentive stock options. (3) Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $6.69 per share, which is the average of the high and low prices of Common Stock on March 2, 2026, as reported on the Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	61,782
Proposed Maximum Offering Price per Unit	6.69
Maximum Aggregate Offering Price	$ 413,321.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 57.08
Offering Note	(1) Pursuant to Rule 416 of the Securities Act, this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the Registrant's 2020 Plan and the Registrant's ESPP by reason of any stock dividend, stock split or similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock. (2) Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the ESPP on January 1, 2026 pursuant to an "evergreen" provision contained in the ESPP. Pursuant to such provision, the number of shares of Common Stock reserved for issuance under such plan are increased on the first day of each year beginning in 2021 and ending in 2030 equal to the lesser of (A) one percent of the shares of stock outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of stock as determined by the Registrant's Board; provided, however that no more than 261,382 shares of stock may be issued under the ESPP. (3) Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $6.69 per share, which is the average of the high and low prices of Common Stock on March 2, 2026, as reported on the Nasdaq Capital Market.